CONSOLIDATED STATEMENTS OF CASH FLOWS (HKD) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Apr. 30, 2012
Operating activities
Net income	59,823	167,821	80,880	50,404
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	103,513	108,927	123,741	157,219
Net (gain)/loss on disposal of property, plant and equipment	(1,898)	(5,420)	2,836	(938)
Gain on disposal of a subsidiary	0	(29,125)	0	0
Write-off of property, plant and equipment	4,058	442	14,920	690
Impairment on inventories	4,108	7,391	7,037	6,920
Deferred tax charge	(2,732)	(2,681)	(23,854)	(652)
Changes in operating assets and liabilities:
Trade receivables	25,553	(9,134)	(12,120)	(12,106)
Inventories	26,812	3,637	(16,628)	(17,574)
Deposits, prepayment and other receivables	(13,772)	(14,280)	7,332	(12,158)
Trade payables	29,472	20,427	(46,008)	(6,023)
Other payables and accruals	12,212	(12,444)	891	34,299
Tax payables	416	20,660	19,276	16,547
Net cash provided by operating activities	247,566	256,221	158,303	216,628
Investing activities
Purchase of property, plant and equipment	(87,224)	(50,521)	(54,436)	(126,167)
Proceeds from disposal of property, plant and equipment	29,665	7,138	6,634	5,252
Net proceeds from disposal of a subsidiary	0	43,015	0	0
Deposits for purchase of property, plant and equipment	(15,690)	0	(2,325)	(12,813)
Net loss on disposals of subsidiaries	(165)	0	0	0
Net cash used in investing activities	(73,414)	(368)	(50,127)	(133,728)
Financing activities
Repurchases of shares/warrants	(2,841)	(406)	(63,404)	(92,025)
Proceeds from bank borrowings	220,809	74,155	195,214	379,465
Repayment of bank borrowings	(280,783)	(111,937)	(204,324)	(392,309)
Repayment of capital lease obligations	(303)	0	0	(5,311)
Dividends paid	0	(30,275)	0	0
Net cash used in financing activities	(63,118)	(68,463)	(72,514)	(110,180)
Net increase/(decrease) in cash and cash equivalents	111,034	187,390	35,662	(27,280)
Effect of exchange rate changes on cash and cash equivalents	(990)	(7,764)	3,377	7,341
Cash and cash equivalents, beginning of year / period	199,818	348,901	309,862	219,757
Cash and cash equivalents, end of year / period	309,862	528,527	348,901	199,818
Supplementary disclosures of cash flow information:
Interest paid, net	1,393	158	886	2,477
Income taxes paid	5,660	5,501	8,312	916